Prepaid expenses	6 Months Ended
Jun. 30, 2023
Prepaid expenses
Prepaid expenses

10.Prepaid expenses

Prepaid expenses include prepaid R&D costs, administrative costs and employee social obligations totaling CHF 5.2 million and CHF 4.7 million as of June 30, 2023 and December 31, 2022, respectively.